RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Apr. 14, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Other payables	$ 11,028	¥ 80,481	¥ 82,610
Non current assets	35,151	¥ 256,533	¥ 247,929
Sale and Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Liabilities due to share holders	24,500
Other payables	10,500
Non current assets	$ 35,000
Feishang Group [Member] | Sale and Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Promissory note issued				$ 24,500
Top Pacific [Member] | Sale and Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Promissory note issued				$ 10,500